Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IA
Average Annual Return, Percent		23.33%	14.00%	13.78%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		23.02%	13.72%	13.50%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Putnam VT Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	[1]	25.02%	14.53%	14.43%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%
Putnam VT Sustainable Leaders Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam VT Sustainable Leaders Linked Benchmark
Average Annual Return, Percent	[2]	25.02%	14.53%	14.43%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		25.02%	14.53%	13.10%

[1]
†	The Putnam VT Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through August 31, 2019, and the performance of the S&P 500 Index thereafter.

[2]
†	The Putnam VT Sustainable Leaders Linked Benchmark represents the performance of the Russell 3000 Growth Index through August 31, 2019, and the performance of the S&P 500 Index thereafter.